Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Lease [Abstract]
Total lease expense	$ 174,733	$ 258,823
Measurement of lease liabilities	$ (144,040)	$ (164,221)